List of subsidiaries	12 Months Ended
Dec. 31, 2024
List of subsidiaries
List of subsidiaries

27.List of subsidiaries

		Equity holding (in %)
	Country of	31 December	31 December	31 December
Name of entities	incorporation	2024	2023	2022
Metals Acquisition Corp. (Australia) Pty Ltd	Australia	100	100	100
MAC AU 1 Pty Ltd	Australia	100	100	—
MAC AU 2 Pty Ltd	Australia	100	100	—
MAC AU 3 Pty Ltd	Australia	100	100	—
MAC AU 4 Pty Ltd	Australia	100	100	—
Cobar Management Pty Limited	Australia	100	100	—